Additional Paid-in Capital	12 Months Ended
Dec. 31, 2010
Additional Paid-in Capital [Abstract]
Additional Paid-in Capital

22.	Additional Paid-in Capital

The amount resulting from liabilities in excess of identified assets of the acquired banks has been classified as “deficit equity,” presented as a reduction of additional paid-in capital (“APIC”). The amount of 3,778,023 million Won resulting from this “deficit equity” has been reduced by the tax benefits resulting from the acquired entity’s deductible temporary differences and NOL carryforwards at the acquisition date.

The amounts incurred by KDIC for the purchase of the newly issued shares of the Commercial Bank of Korea and Hanil Bank on September 30, 1998 (3,264,200 million Won) have been recorded as additional paid-in capital in the accompanying consolidated financial statements. The effect on additional paid-in-capital from ownership changes of subsidiaries from September 30, 1998 to December 31, 1999 amounted to an 1,337,971 million Won increase.

From December 29 through December 31, 2000, the Bank Subsidiaries and Woori Credit Card received 3,466,800 million Won from KDIC, in connection with the purchase by KDIC of newly issued shares of the banks. These amounts have been recorded as additional paid-in capital in the accompanying consolidated financial statements. During 2001, the Bank Subsidiaries and Woori Credit Card received 2,583,600 million Won from KDIC, as additional capital injection. These amounts have been recorded as additional paid-in capital in the accompanying consolidated financial statements.

On November 3, 2000, KDIC established Woori Investment Bank (see Note 1) by contributing capital of 170,493 million Won, which has been recorded as additional paid-in capital by the Holding Company. On March 24, 2001, additional contributed capital of 30,913 million Won from KDIC has been recorded as additional paid-in capital.

Upon legal establishment of the Holding Company on March 27, 2001, 3,637,293 million Won of injected capital which had been classified as additional paid-in capital in connection with the purchase by KDIC of newly issued shares of the respective banks was transferred to common stock.

The capital injection was considered taxable income in Korea and was recorded net of the applicable tax effect.

The components of and changes in APIC in 2009 and 2010 consisted of the following:

	Korean Won (in millions)
	2009		2010
	APIC	Deficit equity	APIC	Deficit equity

Balance, beginning of year	6,561,161	(1,562,567)	6,530,834	(1,562,567)
Capital transactions of affiliates	(30,327)	—	(2,209)	—

Balance, end of year	6,530,834	(1,562,567)	6,528,625	(1,562,567)

Total		4,968,267		4,966,058